Intangible Assets and Goodwill - Carrying Amount of Intangible Assets for Partnership's Reportable Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 52,222	$ 61,078
Liquefied Natural Gas Segment
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	179,813	179,813
Accumulated amortization	(127,591)	(118,735)
Net carrying amount	$ 52,222	$ 61,078